Reporting and Accounting Policies - Unrecorded Unconditional Purchase Obligations (Details) $ in Millions	Dec. 31, 2025 USD ($)
Unrecorded Unconditional Purchase Obligation, Fiscal Year Maturity [Abstract]
2026	$ 1,407
2027	454
2028	350
2029	298
2030	269
Thereafter	221
Total	$ 2,999